Leases - Summary of lease liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Beginning balance	$ 3,985,026	$ 4,116,347
Remeasurement	366,566
Payments	(1,363,050)	(131,321)
Ending balance	$ 2,988,542	$ 3,985,026